Convertible Debentures and Promissory Notes Payable (Details 1) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Promissory notes payable	$ 165,878	$ 163,758
Promissory Notes Payable 1
Promissory notes payable	$ 165,878	$ 163,758